Cost of Sales (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of Cost of Sales

	Three Months Ended 31 March
	2025	2024
	AUD$	AUD$

Cost of finished goods	$1,815,995	$1,413,261
Cost of material	5,829,288	2,986,965
Direct labor	631,045	481,152
Freight and storage	324,498	589,684
Depreciation	83,823	130,755
Occupancy costs	147,711	79,739
Repairs and maintenance	32,293	10,854
Total cost of sales	$8,864,653	$5,692,410

	Nine Months Ended 31 March
	2025	2024
	AUD$	AUD$

Cost of finished goods	$6,153,704	$4,129,874
Cost of material	17,058,568	12,822,389
Direct labor	1,778,451	1,551,132
Freight and storage	1,794,815	1,731,300
Depreciation	251,469	336,009
Occupancy costs	445,098	280,626
Repairs and maintenance	80,890	216,980
Total cost of sales	$27,562,995	$21,068,310

	Year Ended June 30,
	2024	2023
		Restated
Cost of finished goods	$5,273,627	$-
Cost of material	17,432,898	18,710,436
Direct labor	1,917,665	2,154,793
Freight and storage	2,112,109	1,615,464
Depreciation	481,093	547,454
Occupancy costs	341,790	415,436
Repairs and maintenance	251,600	619,020
Total cost of sales	$27,810,782	$24,062,603